Divestitures and Held for Sale	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Divestitures and Held for Sale	DIVESTITURES AND HELD FOR SALE
Whirlpool China Partial Tender Offer
On August 25, 2020, Guangdong Galanz Household Appliances Manufacturing Co., Ltd. (“Galanz”) announced its intention to pursue a partial tender offer for majority control of Whirlpool China Co. Ltd. (“Whirlpool China”), a majority-owned subsidiary of the Company with shares listed on the Shanghai Stock Exchange. In its announcement, Galanz notes that it expects to offer RMB 5.23 per share (approximately $0.76 per share as of August 25, 2020) to obtain no less than 51% and no more than 61% of Whirlpool China’s outstanding shares. This share price offer is equal to the daily weighted average trading price for Whirlpool China stock over the 30 trading days prior to the announcement.
The Company is considering the terms of the offer and other aspects of this potential strategic relationship along with any potential impact on the Company's financial statements and other aspects of its operations. Formal partial tender offer is not expected until regulatory approvals are obtained, and the regulatory approval process remains ongoing. If an offer is launched, tender of our shares is subject to Company board approval of the transaction. We have not recorded any impact relating to this announcement as of December 31, 2020.
Embraco Sale Transaction

On April 23, 2018, our Board of Directors approved the sale of Embraco and we subsequently entered into an agreement to sell the compressor business for a cash purchase price of $1.08 billion, subject to customary adjustments including for indebtedness, cash and working capital at closing.

On July 1, 2019, we completed the sale of Embraco and received cash proceeds of $1.1 billion inclusive of anticipated cash on hand at the time of closing. With the proceeds from this transaction, we repaid the outstanding term loan amount of approximately $1 billion as required under the April 23, 2018 Term Loan Agreement with Citibank, N.A., as Administrative Agent.
In connection with the sale, we recorded a pre-tax gain, net of transaction and other costs, of $511 million ($350 million net of taxes) during the twelve months ended December 31, 2019. The gain calculation is no longer subject to change, as amounts for working capital and other customary post-closing adjustments have been finalized. An immaterial adjustment related to final purchase price was recorded in 2020.
Embraco was reported within our Latin America reportable segment and met the criteria for held for sale accounting through the closing date. The operations of Embraco did not meet the criteria to be presented as discontinued operations. The assets and liabilities of Embraco were de-consolidated as of the closing date and there are no remaining carrying amounts in the Consolidated Balance Sheets at December 31, 2019.
The following table summarizes Embraco's earnings before income taxes for the twelve months ended December 31, 2020, 2019 and 2018:

Millions of dollars	2020	2019	2018
Earnings before income taxes	$—	$47	$53
South Africa Business Disposal

On June 28, 2019, we entered into an agreement to sell our South Africa operations for a cash purchase price of $5 million, subject to customary adjustments at closing.

On September 5, 2019, we completed the sale of our South Africa operations. In connection with the sale, we finalized the loss on disposal of $63 million which is recorded in the year ended December 31, 2019. The loss includes a charge of $29 million for the write-down of the assets of the disposal group to fair value and $34 million of cumulative foreign currency translation adjustments included in the carrying amount of the disposal group to calculate the impairment.

The South Africa business was reported within our EMEA reportable segment and met the criteria for held for sale accounting through the closing date. The operations of South Africa did not meet the criteria to be presented as discontinued operations.
See Note 11 to the Consolidated Financial Statements for additional information.
Divestiture of Turkey Domestic Sales Operations
For the year ended December 31, 2019, we incurred approximately $11 million of divestiture related costs, primarily inventory liquidation costs, related to the exit from our domestic sales operations in Turkey.
See Note 14 to the Consolidated Financial Statements for additional information.